Cover	May 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity File Number	001-38158
Entity Registrant Name	FALCON MINERALS CORPORATION
Entity Central Index Key	0001703785
Entity Tax Identification Number	82-0820780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	609 Main Street
Entity Address, Address Line Two	Suite 3950
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	814-4657
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FLMN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Class A common stock
Title of 12(b) Security	Warrants, each to purchase one share of Class A common stock
Trading Symbol	FLMNW
Security Exchange Name	NASDAQ